STOCKBASED AWARDS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Common Stock Reserved For Issuance	15,000,000
Common Stock Reserved For Incentive Stock Options	10,000,000
Black Scholes Option Pricing Model
Total	$ 84,962	$ 44,321
Stock option, cost not yet recognized, amount	$ 3,679
Stock-based Award One [Member]
Share-based Compensation Arrangement By Share-based Payment Award, Options, Grants In Period, Net Of Forfeitures	750,000
Granted Options Fair Value Recognized	44,322
Granted Options Fair Value Recognized In Future	44,321
Granted Options Total Fair Value	177,284
Granted Options Total Fair Value Future	82,700
Granted Options Total Fair Value additional	350,000